SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation) (Details) - Fair Value, Recurring - Warrants Liability - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of the period	$ 499	$ 413	$ 389
Change in fair value	3,191	86	24
End of the period	$ 3,690	$ 499	$ 413